Interim Condensed Consolidated Statements of Changes in Equity (unaudited) - CAD ($) $ in Millions	Total	Common shares [member]	Issued capital [member] Preferred shares and other equity instruments [member]	Issued capital [member] Common shares [member]	Treasury instruments [member] Preferred shares and other equity instruments [member]	Treasury instruments [member] Common shares [member]	Retained earnings [member]	Other components of equity [member]	Equity attributable to shareholders [member]	Non-controlling interests [member]	FVOCI securities and loans [member] Other components of equity [member]	Foreign currency translation reserve [member] Other components of equity [member]	Cash flow hedge reserve [member] Other components of equity [member]
Balance at beginning of period at Oct. 31, 2024	$ 127,192		$ 9,020	$ 21,013	$ 11	$ (61)	$ 88,608	$ 8,498	$ 127,089	$ 103	$ (897)	$ 7,128	$ 2,267
Changes in equity
Issues of share capital and other equity instruments	1,408		1,396	22			(10)		1,408
Common shares purchased for cancellation	(338)	$ (29)		(29)			(309)		(338)
Sales of treasury shares and other equity instruments	2,104				510	1,594			2,104
Purchases of treasury shares and other equity instruments	(2,149)				(533)	(1,616)			(2,149)
Share-based compensation awards	13	22					13		13
Dividends on common shares	(2,092)						(2,092)		(2,092)
Dividends on preferred shares and distributions on other equity instruments	(132)						(118)		(118)	(14)
Other	(11)						(11)		(11)
Net income	5,131						5,129		5,129	2
Total other comprehensive income (loss), net of taxes	2,137						(456)	2,588	2,132	5	121	1,958	509
Balance at end of period at Jan. 31, 2025	133,263		10,416	21,006	(12)	(83)	90,754	11,086	133,167	96	(776)	9,086	2,776
Balance at beginning of period at Oct. 31, 2025	139,151		11,643	20,863	32	(110)	96,938	9,726	139,092	59	(265)	7,613	2,378
Changes in equity
Issues of share capital and other equity instruments	1,395		1,361	44			(10)		1,395
Common shares purchased for cancellation	(960)	(63)		(63)			(897)		(960)
Redemption of preferred shares and other equity instruments	(1,850)		(1,850)						(1,850)
Sales of treasury shares and other equity instruments	2,816				812	2,004			2,816
Purchases of treasury shares and other equity instruments	(2,769)				(867)	(1,902)			(2,769)
Share-based compensation awards	(72)	$ 44					(72)		(72)
Dividends on common shares	(2,292)						(2,292)		(2,292)
Dividends on preferred shares and distributions on other equity instruments	(142)						(141)		(141)	(1)
Other	(32)						(32)		(32)
Net income	5,785						5,784		5,784	1
Total other comprehensive income (loss), net of taxes	(1,172)						(13)	(1,157)	(1,170)	(2)	309	(1,260)	(206)
Balance at end of period at Jan. 31, 2026	$ 139,858		$ 11,154	$ 20,844	$ (23)	$ (8)	$ 99,265	$ 8,569	$ 139,801	$ 57	$ 44	$ 6,353	$ 2,172